October 5, 2005

Securities and Exchange Commission
450 Fifth Street, N.W. (Mail Stop 5-6)
Washington, D.C. 20549-1004

ATTN: Document Control - Edgar

RE:   IDS Life Variable Life Separate Account ("Registrant"), Rule 497(j) filing

      RiverSource(SM) Variable Universal Life IV/ RiverSource(SM) Variable Universal Life IV - Estate Series (formerly American Express(R) Variable Universal Life IV/American Express(R) Variable Universal Life IV - Estate Series)
      File Nos. 333-69777/811-4298

      RiverSource(SM) Succession Select Variable Life Insurance
      (formerly American Express(R)Succession Select Variable Life Insurance) File Nos. 33-62457/811-4298

      RiverSource(SM) Single Premium Variable Life
      (formerly American Express(R) Single Premium Variable Life)
      File Nos. 333-83456/811-4298

Dear Commissioners:

Registrant certifies that the form of the Prospectus and Statement of Additional Information (SAI) that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent prospectus and SAI has been filed electronically.

If you have any questions concerning this filing, please contact Simone Pepper at (612) 671-2847 or me at (612) 671-3678.


Sincerely,


/s/      Mary Ellyn Minenko
-----------------------------
         Mary Ellyn Minenko
         Counsel
         IDS Life Insurance Company